UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21501

ING Clarion Investors, LLC
(Exact name of registrant as specified in charter)

14 East 4th Street Suite 1128 New York, NY		10012
(Address of principal executive offices)		(Zip code)

Annemarie Gilly ING Clarion Investors, LLC 14 East 4th Street Suite 1128 New York, NY 10012
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-212-505-2459

Date of fiscal year end:	December 31, 2007

Date of reporting period:	March 31, 2007

Par Value	Investments in securities	Cost	Value
	Collateralized Debt Obligations (86.95)% (a))
	United States:

78,672,880	Ansonia CDO LTD, preferred shares due 7/28/2046	$2,222,698	$786,729	(b)

53,444,000	Ansonia CDO LTD, 1.25%, 7/28/2046	8,211,868	3,898,206	(b)

30,251,000	Ansonia CDO LTD, 1.00%, 7/28/2046	1,626,478	778,960	(b)
	Total investments in securities (86.95)% (a))	$12,061,044	$5,463,895

(a)  Represents percentage of partners’ capital at March 31, 2007.

(b)  Securities are deemed illiquid and have been fair valued at March 31, 2007 (See Note 2).

Item 2. Controls and Procedures.

(a) The President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act) within 90 days of the filing date of this report and, based on that evaluation, concluded that these controls and procedures were effective as of that evaluation date.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act) during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 (a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING Clarion Investors, LLC

By	/s/ Annmarie Gilly
Annemarie Gilly
President and Chief Executive Officer

Date	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Annmarie Gilly
Annemarie Gilly
President and Chief Executive Officer

Date	May 23, 2007

By	/s/ Jeff Lazar
Jeff Lazar
Treasurer and Chief Financial Officer

Date	May 17, 2007